Goodwill And Other Intangible Assets (Schedule Of Changes In The Carrying Value Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Balance	$ 498,261	$ 498,681	$ 499,238
Translation effect	(580)	(420)	(1,741)
Business Acquisitions			1,184
Balance	$ 497,681	$ 498,261	$ 498,681